DEBENTURES – RELATED PARTIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Convertible Debt
	September 30, 2015	December 31, 2014

Investor 1 - July 27, 2015	$500,000	$-
Investor 1 - September 30, 2015	100,000	-
Investor 2 - August 25, 2015	500,000	-
Investor 2 - September 21, 2015	100,000	-
Investor 3 - September 30, 2015	125,000	-
Sub-total of gross proceeds received	1,325,000	-
Plus: Original issue discount	132,500	-
Face amount	1,457,500	-
Less: Debt discount, net of accretion (current)	(1,277,700)	-
Carrying value	179,800	-
Less: Current portion	(151,010)	-
Net debentures – long-term	$28,790	$-

	2014	2013
January 2012 Debentures	$-	$142,668
January 2013 Debentures	-	70,000
LOC Convertible Debenture	424,078	448,475
Debentures – related party	150,000	-
Total	574,078	661,143
Less: Debt Discount, net of accretion	(76,492)	(149,678)
	$497,586	$511,465